Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net loss	$ (55,909)	$ (33,822)	$ (98,479)
Other comprehensive income (loss)
Unrealized gains (losses) on foreign currency cash flow hedges	3,513	(5,273)	474
Total comprehensive loss	$ (52,396)	$ (39,095)	$ (98,005)